Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	71 Months Ended		120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class A
Average Annual Return, Percent	5.12%	3.08%			3.90%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class C
Average Annual Return, Percent	5.65%	2.78%			3.39%
Class F
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Class F
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class I
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class R
Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Class Z
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Average Annual Return, Percent	7.27%	3.50%			4.11%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Average Annual Return, Percent	6.65%	2.78%			3.39%
Without Sales Load [Member] | Class F
Average Annual Return [Line Items]
Average Annual Return, Percent	7.60%	3.80%		4.58%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Average Annual Return, Percent	7.71%	3.82%			4.43%
Without Sales Load [Member] | Class R
Average Annual Return [Line Items]
Average Annual Return, Percent	7.17%	3.29%			3.90%
Without Sales Load [Member] | Class Z
Average Annual Return [Line Items]
Average Annual Return, Percent	7.73%	3.79%			4.41%
Class A | ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	8.64%	2.50%			4.58%
Class C | ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	8.64%	2.50%			4.58%
Class F | ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	8.64%	2.50%		3.94%
Class I | ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	8.64%	2.50%			4.58%
Class R | ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	8.64%	2.50%			4.58%
Class Z | ICE BofA U.S. All Capital Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. All Capital Securities Index
Average Annual Return, Percent	8.64%	2.50%			4.58%
Class A | ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return, Percent	4.33%	2.59%			2.70%
Class A | Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Blended Benchmark1
Average Annual Return, Percent	7.21%	3.62%			4.65%
Class C | ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return, Percent	4.33%	2.59%			2.70%
Class C | Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Blended Benchmark1
Average Annual Return, Percent	7.21%	3.62%			4.65%
Class F | ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return, Percent	4.33%	2.59%		2.59%
Class F | Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Blended Benchmark1
Average Annual Return, Percent	7.21%	3.62%		4.61%
Class I | ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return, Percent	4.33%	2.59%			2.70%
Class I | Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Blended Benchmark1
Average Annual Return, Percent	7.21%	3.62%			4.65%
Class R | ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return, Percent	4.33%	2.59%			2.70%
Class R | Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Blended Benchmark1
Average Annual Return, Percent	7.21%	3.62%			4.65%
Class Z | ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return, Percent	4.33%	2.59%			2.70%
Class Z | Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Blended Benchmark1
Average Annual Return, Percent	7.21%	3.62%			4.65%